INCOME TAXES	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. With effect from the year of assessment of 2018/2019, Hong Kong profit tax rates are 8.25% on assessable profits up to $ 256,082 (HK$2,000,000), and 16.5% on any part of assessable profits over $ 256,082 (HK$2,000,000). No income tax expense was recognized for the year as the Company maintained a full valuation allowance against its deferred tax assets. Accordingly, there was no current income tax expense incurred in Hong Kong due to the valuation allowance.

U.S.

The Company’s subsidiary OFA Financial was incorporated in Delaware and is treated as United States corporations for US federal income tax purposes per the Internal Revenue Code (US) and are thereby subject to federal income tax on its worldwide income. The applicable U.S. federal corporate income tax rate is 21%. The Company is exempt from Delaware state corporate income tax as it does not conduct business within the state of Delaware, though it remains subject to the annual Delaware franchise tax.

The Company’s subsidiary Office for Fine Architecture, Inc. was incorporated in California and is treated as a United States corporation for US federal income tax purposes per the Internal Revenue Code (US) and are thereby subject to federal income tax on its worldwide income at a statutory rate of 21%. In addition, Office for Fine Architecture, Inc. is subject to California state corporate tax laws and, if it conducts business or has income sourced to California, is generally subject to California corporation tax and applicable California franchise tax obligations.

PRC

Guangzhou Zhiyi Consulting Services Co., Ltd. is governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis.

The Company did not recognize a provision for income taxes for the nine months ended December 31, 2025 and 2024.

The Company measures deferred tax assets and liabilities based on the difference between the audited consolidated financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows as of December 31, 2025 and March 31, 2025:

	As of December 31, 2025	As of March 31,2025

Net operating loss carryforwards	$153,461	$95,049
Total deferred tax assets	153,461	95,049
Less: valuation allowance	(153,461)	(95,049)
Deferred tax assets, net	$-	$-

There was no income tax payable as of December 31, 2025 and March 31, 2025.

As of December 31, 2025, the Company had accumulated net operating loss carryforwards with an indefinite carry-forward period of approximately $1,843,112.

The following table reconciles income taxes at statutory rates to the Company’s effective tax:

	For the nine months Ended
	December 31,
	2025	2024
Profit loss before income taxes	$(5,900,892)	$(282,028)
Income taxes computed at statutory tax rate	(99,261)	(14,699)
Reconciling items:

Change in valuation allowance	99,261	14,699
Income tax expense	$-	$-

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and March 31, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the nine months ended December 31, 2025, and 2024. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

NOTE 9. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. With effect from the year of assessment of 2018/2019, Hong Kong profit tax rates are 8.25% on assessable profits up to $ 256,082 (HK$2,000,000), and 16.5% on any part of assessable profits over $ 256,082 (HK$2,000,000). No income tax expense was recognized for the year as the Company maintained a full valuation allowance against its deferred tax assets. Accordingly, there was no current income tax expense incurred in Hong Kong due to the valuation allowance.

The Company did not recognize a provision for income taxes for the years ended March 31, 2025, 2024 and 2023.

The Company measures deferred tax assets and liabilities based on the difference between the audited consolidated financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows as of March 31, 2025 and 2024:

Deferred tax assets:	As of March 31,2025	As of March 31,2024

Net operating loss carryforwards	$95,049	$50,792
Total deferred tax assets	95,049	50,792
Less: valuation allowance	(95,049)	(50,792)
Deferred tax assets, net	$-	$-

There was no income tax payable as of March 31, 2025 and 2024.

As of March 31, 2025, the Company had accumulated net operating loss carryforwards with an indefinite carry-forward period of approximately $1,152,110.

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the years ended March 31,
	2025	2024	2023
Profit (loss) before income taxes	$(714,680)	$(93,197)	$174,268
Hong Kong Profits Tax rate	8.25%	8.25%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	(58,961)	(7,689)	28,754
Reconciling items:
Tax effect of income that is not taxable*	-	-	(2,021)
Change in valuation allowance	58,961	7,689	(5,688)
Effect of two-tier tax rate	-	-	(21,046)
Income tax expense	$-	$-	$-

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended March 31, 2025, 2024 and 2023. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2025.